SCHEDULE OF STOCK OPTION ACTIVITY (Details) - GNQ INSILICO INC [Member]	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Restructuring Cost and Reserve [Line Items]
Number of options, Beginning
Aggregate intrinsic value, Beginning balance | $
Number of options, Granted	1,060,000
Weighted average exercise price, Granted | $ / shares	$ 4.68
Aggregate intrinsic value, Granted | $
Number of options, Exercised
Weighted average exercise price, Exercised | $ / shares
Aggregate intrinsic value, Exercised | $
Number of options, Forfeited	(81,666)
Weighted average exercise price, Forfeited | $ / shares	$ 4.94
Aggregate intrinsic value, Forfeited | $
Number of options, Expired
Weighted average exercise price, Expired | $ / shares
Aggregate intrinsic value, Expired | $
Number of options, Ending	978,334
Weighted average exercise price, Ending | $ / shares	$ 4.66
Weighted average contractual term remaining, Ending	8 years
Aggregate intrinsic value, Ending balance | $
Number of options, Exercisable	978,334